Schedule of financial instruments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 41,531	$ 58,377
Accounts receivables	2	323
Customer A [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 5,363	$ 6,551
Total revenue	13.00%	11.00%
Customer C [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 13,950	$ 41,800
Total revenue	34.00%	72.00%
Accounts receivables	$ 1,262
Account receivables percentage	15.00%
Customer D [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 8,982
Total revenue	22.00%
Accounts receivables	$ 3,156
Account receivables percentage	37.00%
Customer B [member]
IfrsStatementLineItems [Line Items]
Accounts receivables	$ 1,317
Account receivables percentage	15.00%
Customer E [member]
IfrsStatementLineItems [Line Items]
Accounts receivables		$ 531
Account receivables percentage		48.00%